Cover	Jul. 25, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 25, 2023
Entity File Number	000-54546
Entity Registrant Name	AMERI METRO, INC.
Entity Central Index Key	0001534155
Entity Tax Identification Number	45-1877342
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2575 Eastern Blvd.
Entity Address, Address Line Two	Suite 102
Entity Address, City or Town	York
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	17402
City Area Code	717
Local Phone Number	434-0668
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false